CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Transportation and services		$ 330,617	$ 347,654	$ 345,642
Manufacturing		16,860	16,021	65,575
REVENUES		347,477	363,675	411,217
OPERATING EXPENSES (1)
Voyage expenses	[1]	(92,810)	(108,615)	(115,660)
Running costs	[1]	(137,232)	(148,517)	(136,156)
Manufacturing costs	[1]	(12,058)	(10,470)	(45,662)
Depreciation and amortization	[1]	(51,132)	(53,417)	(42,535)
Administrative and commercial expenses	[1]	(48,292)	(47,081)	(41,730)
Loss on write-down of vessels, goodwill and intangible assets	[1]	(8,030)	(10,511)	0
Other operating income, net	[1]	1,859	1,597	5,692
Operating expenses	[1]	(347,695)	(377,014)	(376,051)
Operating (loss) profit		(218)	(13,339)	35,166
OTHER INCOME (EXPENSES)
Financial expense		(36,079)	(35,097)	(33,551)
Financial loss on extinguishment of debt		0	0	(5,518)
Foreign currency exchange gains (losses), net		(4,820)	2,089	18,849
Investments in affiliates		(817)	(1,056)	(520)
Other, net		240	192	92
Total other income (expenses), net		(41,476)	(33,872)	(20,648)
(Loss) Income before income tax		(41,694)	(47,211)	14,518
Income tax		(6,310)	(5,065)	(6,597)
Net (loss) income		(48,004)	(52,276)	7,921
Net income attributable to noncontrolling interest		0	0	553
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		$ (48,004)	$ (52,276)	$ 7,368
(LOSS) INCOME PER SHARE ATTRIBUTABLE TO ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED (in dollars per share)		$ (0.34)	$ (0.37)	$ 0.05
Basic weighted average number of shares (in shares)		140,713,509	140,292,249	140,090,112
Diluted weighted average number of shares (in shares)		140,713,509	140,292,249	140,326,764

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.